Note 34 (Tables)	6 Months Ended
Jun. 30, 2023
Fee and commission income and expenses [Abstract]
Fee and commission income [Table Text Block]
The breakdown of the balance under these headings in the condensed consolidated income statements is as follows:

Fee and commission income. Breakdown by origin (Millions of Euros)
	June 2023	June 2022
Bills receivables	13	13
Demand accounts	165	233
Credit and debit cards and POS	1,968	1,610
Checks	89	81
Transfers and other payment orders	422	389
Insurance product commissions	180	127
Loan commitments given	139	123
Other commitments and financial guarantees given	225	200
Asset management	670	610
Securities fees	148	131
Custody securities	100	91
Other fees and commissions	379	354
Total	4,498	3,964

Fees and commission expense [Table Text Block]
The breakdown of the balance under these headings in the condensed consolidated income statements is as follows:

Fee and commission expense. Breakdown by origin (Millions of Euros)
	June 2023	June 2022
Demand accounts	2	2
Credit and debit cards	1,022	851
Transfers and other payment orders	75	62
Commissions for selling insurance	24	24
Custody securities	42	48
Other fees and commissions	425	318
Total	1,590	1,305